GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General [Line Items]
Ordinary shares issued for service				4,000,000	4,600,000
Public offering price					$ 51.00
Total net proceeds received from offering							$ 52,575	$ 88,468
Acquisition costs							$ 677
Cybertinel
General [Line Items]
Total consideration			$ 20,515
Viewfinity
General [Line Items]
Total consideration	$ 30,500
Agata
General [Line Items]
Total consideration		$ 3,112
IPO
General [Line Items]
Ordinary shares issued for service						6,164,000
Public offering price						$ 16.00
Total net proceeds received from offering						$ 88,468
Underwriting discounts and commissions						6,904
Other offering expense						$ 3,846
Secondary Offering [Member]
General [Line Items]
Ordinary shares issued for service				900,000
Public offering price				$ 61.00
Total net proceeds received from offering				$ 52,575
Underwriting discounts and commissions				2,196
Other offering expense				$ 129
Over-Allotment Option
General [Line Items]
Ordinary shares issued for service						804,000
Public offering price						$ 16.00